Property, Plant and Equipment: (Details Text) (USD $)	Dec. 31, 2013
Property Plant And Equipment Details Text [Abstract]
% interest option agreement gives company right to earn La Tortuga	51.00%
Aggregate option payments required for company to acquire undivided interest	$ 650,000
Aggregate exploration expenditures required for company to acquire undivided interest	3,000,000
additional % interest company may earn	9.00%
additional payment due to earn additional interest	2,000,000
option payments made as of balance sheet date	275,010
option payment due in April 2014	150,000
option payment due in April 2015	$ 225,000